Fair value measurements - Schedule of Restricted Sponsor Shares and Price Adjustment Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares and vested restricted stock units
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Number of shares (in shares)	15,000,000
Potential Stock Converted, Reverse Recapitalization, Shares - Released from restriction	6,000,000
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Number of shares (in shares)		15,000,000
Stock Issued During Period - Share Price Adjustments - Tranches 1 and 2	10,000,000
Stock Issued During Period - Share Price Adjustments - First tranches	5,000,000
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche one
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration terms, stock price trigger (in USD per share)	$ 12.5	$ 12.50
Number of shares (in shares)		5,000,000
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche two
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration terms, stock price trigger (in USD per share)	15	$ 15.00
Number of shares (in shares)		5,000,000
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche three
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration terms, stock price trigger (in USD per share)	$ 17.5	$ 17.5
Number of shares (in shares)		5,000,000
Restricted Sponsor Shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 0	$ 47,247
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings		(113,136)
Ending balance, fair value measurement		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)		65,889
Price Adjustment Shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	0	81,715
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings		(254,766)
Ending balance, fair value measurement		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)		173,051
Restricted Sponsor And Price Adjustment Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 0	128,962
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings		(367,902)
Ending balance, fair value measurement		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)		$ 238,940